Stock-based Compensation Plans - Directors' DSU Plan (Details) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($) $ / shares shares	Dec. 31, 2018 CAD ($) $ / shares shares
Number of DSUs
Accrued liability | $	$ 83	$ 56
Director | DSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unit with underlying value equivalent to common shares	1
Number of DSUs
DSUs outstanding, beginning of year (shares)	177	185
Granted (shares)	29	32
Granted - notional dividends reinvested (shares)	6	8
DSUs paid out (shares)	(47)	(48)
DSUs outstanding, end of year (shares)	165	177
Compensation expense recognized | $	$ 3	$ 2
Cash payout | $	2	2
Accrued liability | $	$ 9	$ 8
Weighted-average payout price (CAD per share) | $ / shares	$ 51.76	$ 43.15